Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total	$ 125	$ 125
Less: Accumulated amortization	(57)	(45)
Intangible assets, net	68	80
Amortization expenses	12	12	$ 13
Impairment of intangible assets	0	0	$ 0
Copyright for teaching materials
Intangible assets, net
Total	120	120
Computer software
Intangible assets, net
Total	$ 5	$ 5